Fair Value Measurements - Schedule Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Held to maturity Date	Apr. 06, 2023	Jan. 05, 2023	Jun. 09, 2022